Cover	Jan. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2022
Entity File Number	001-39949
Entity Registrant Name	HYPERFINE, INC.
Entity Central Index Key	0001833769
Entity Tax Identification Number	98-1569027
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	351 New Whitfield
Entity Address, Address Line Two	Street
Entity Address, City or Town	Guilford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06437
City Area Code	203
Local Phone Number	458-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HYPR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false